RENTAL INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2025
Rental Income Net Abstract
Schedule of Rental Income	Rental income as of June 30, 2025 and 2024 consisted of the following:
	2025	2024
Rental income	$131,147	$158,544
Rental expense	(53,372)	(49,095)
Total rental income, net	$77,775	$109,449